Assets/Liabilities for Insurance Contracts - Summary of Debts with Insureds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Total	$ 535,743	$ 813,836
Property & casualty [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	245,028	539,816
Property & casualty [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	135,738	436,307
Property & casualty [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	5,204	15,323
Property & casualty [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	1,957	2,184
Property & casualty [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	5,802	7,635
Property & casualty [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	3,348	2,868
Property & casualty [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	92,979	75,499
Life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	290,715	273,773
Life insurance contracts [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	223,359	239,264
Life insurance contracts [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	12,448	7,519
Life insurance contracts [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	7,988	8,901
Life insurance contracts [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	26,487	568
Life insurance contracts [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	11,949	9,394
Life insurance contracts [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	7,898	7,979
Life insurance contracts [member] | Redemptions Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	586	148
Life insurance contracts [member] | Creditors for Premiums to be Refunded [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	$ 0	0
Retirement insurance [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance		247
Retirement insurance [member] | Annuities Payable in Arrears [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance		11
Retirement insurance [member] | Others [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance		$ 236